JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

June 25, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:  ETF Opportunities Trust (the “Trust”) – Registration Statement on Form N-14, File No. 333-288296

Ladies and Gentlemen:

On behalf of the Trust, we transmit herewith for filing with the U.S. Securities and Exchange Commission pre-effective amendment No. 1 to the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization providing for the transfer of all the assets and liabilities, of the OTG Latin America Fund, a series of the World Funds Trust, into a “shell” series of ETF Opportunities Trust, the OTG Latin America ETF (the “Acquiring Fund”), which is a newly created series of the Trust as follows:

Target Fund	Acquiring Fund

OTG Latin America Fund	OTG Latin America ETF

 The Trust has filed a request for acceleration of the effective date of the Registration Statement to June 26, 2025, pursuant to Rule 461 of the Securities Act of 1933, as amended. If you have any questions concerning the foregoing, please contact me at either (913) 660-0778 or John.Lively@Practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP